Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,108	¥ 1,246
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 764	¥ 846